Reverse Stock Splits	12 Months Ended
Dec. 31, 2015
Reverse stock splits and Shareholders' Equity [Abstract]
Reverse Stock Splits
14.	Reverse Stock Splits

Effective May 11, 2015, June 26, 2015, January 15, 2016 and April 14, 2016 the Company effectuated a 7.5-to-1 reverse stock split, a 50-to-1 reverse stock split, a 60-to-1 reverse stock split and a 200-to-1 reverse stock split, respectively, on its issued and outstanding common stock. The reverse stock splits did not affect any shareholder’s ownership percentage of the Company’s common shares, except to the limited extent that the reverse stock splits resulted in any shareholder owning a fractional share. Fractional shares of common stock were rounded up to the nearest whole share.